Debt (Details 8) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2014 aircraft	Dec. 31, 2014 aircraft	Apr. 05, 2013	Feb. 23, 2012 aircraft subsidiary	Dec. 31, 2013 aircraft	Mar. 31, 2014 subsidiary	Dec. 31, 2011
Debt
Remaining outstanding principal amount	$ 23,276,335,000	$ 23,276,335,000
Secured debt financing
Debt
Remaining outstanding principal amount	7,600,000,000	7,600,000,000
Number of aircraft designated as collateral	464
Secured debt financing | Predecessor
Debt
Remaining outstanding principal amount					8,207,849,000
Secured debt financing | Hyperion Facility, March 2014 term loan | Subsidiary
Debt
Number of aircraft designated as collateral		84
Appraised value	2,280,000,000	2,280,000,000
Loan-to-value ratio (as a percent)	65.70%	65.70%
Secured debt financing | Hyperion Facility, March 2014 term loan | Subsidiary | Predecessor
Debt
Number of subsidiaries entered into loan agreement						1
Debt issued amount						1,500,000,000
Secured debt financing | Hyperion Facility, March 2014 term loan | Subsidiary | Maximum
Debt
Required loan-to-value ratio (as a percent)	70.00%	70.00%
Secured debt financing | Hyperion Facility, March 2014 term loan | LIBOR | Subsidiary
Debt
Variable rate basis		LIBOR
Margin added to variable rate basis (as a percent)		2.75%
Interest rate floor (as a percent)	0.75%	0.75%
Secured debt financing | Hyperion Facility, March 2014 term loan | Base rate | Subsidiary
Debt
Variable rate basis		base rate
Margin added to variable rate basis (as a percent)		1.75%
Secured debt financing | Vancouver Facility, 2012 term loan maturing on June 30, 2017 | Predecessor
Debt
Debt prepaid			150,000,000
Write off of unamortized deferred financing costs			2,900,000
Secured debt financing | Vancouver Facility, 2012 term loan maturing on June 30, 2017 | Non-restricted subsidiary | Predecessor
Debt
Number of subsidiaries entered into loan agreement				1
Debt issued amount				900,000,000
Number of aircraft designated as collateral				62
Appraised value							1,660,000,000
Loan-to-value ratio (as a percent)				54.00%
Secured debt financing | Vancouver Facility, 2012 term loan maturing on June 30, 2017 | Non-restricted subsidiary | Maximum
Debt
Required loan-to-value ratio (as a percent)	63.00%	63.00%
Secured debt financing | Vancouver Facility, 2012 term loan maturing on June 30, 2017 | Non-restricted subsidiary | Maximum | Predecessor
Debt
Required loan-to-value ratio (as a percent)					63.00%
Secured debt financing | Vancouver Facility, 2012 term loan maturing on June 30, 2017 | LIBOR | Non-restricted subsidiary | Predecessor
Debt
Variable rate basis				LIBOR
Margin added to variable rate basis (as a percent)				4.00%
Interest rate floor (as a percent)				1.00%
Secured debt financing | Vancouver Facility, 2012 term loan maturing on June 30, 2017 | Base rate | Non-restricted subsidiary | Predecessor
Debt
Variable rate basis				base rate
Margin added to variable rate basis (as a percent)				3.00%
Secured debt financing | Vancouver Facility, amended 2012 term loan maturing June 30, 2017 | Non-restricted subsidiary
Debt
Remaining outstanding principal amount	750,000,000	750,000,000
Number of aircraft designated as collateral		56
Appraised value	1,230,000,000	1,230,000,000
Loan-to-value ratio (as a percent)	61.20%	61.20%
Secured debt financing | Vancouver Facility, amended 2012 term loan maturing June 30, 2017 | Non-restricted subsidiary | Predecessor
Debt
Remaining outstanding principal amount			750,000,000
Number of aircraft designated as collateral					52
Appraised value					$ 1,220,000,000
Loan-to-value ratio (as a percent)					61.50%
Secured debt financing | Vancouver Facility, amended 2012 term loan maturing June 30, 2017 | LIBOR | Non-restricted subsidiary
Debt
Variable rate basis		LIBOR
Margin added to variable rate basis (as a percent)		2.75%
Interest rate floor (as a percent)	0.75%	0.75%
Secured debt financing | Vancouver Facility, amended 2012 term loan maturing June 30, 2017 | LIBOR | Non-restricted subsidiary | Predecessor
Debt
Variable rate basis			LIBOR
Margin added to variable rate basis (as a percent)			2.75%
Interest rate floor (as a percent)			0.75%
Secured debt financing | Vancouver Facility, amended 2012 term loan maturing June 30, 2017 | Base rate | Non-restricted subsidiary
Debt
Variable rate basis		base rate
Margin added to variable rate basis (as a percent)		1.75%
Secured debt financing | Vancouver Facility, amended 2012 term loan maturing June 30, 2017 | Base rate | Non-restricted subsidiary | Predecessor
Debt
Variable rate basis			base rate
Margin added to variable rate basis (as a percent)			1.75%